CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Series A non-redeemable preferred shares CNY (¥) shares	Ordinary shares CNY (¥) shares	Additional paid in capital CNY (¥)	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated deficit CNY (¥)	Total CNY (¥)	Noncontrolling interests CNY (¥)
Beginning balance at Sep. 30, 2016	¥ (498,053)		¥ 35,777	¥ 21			¥ (541,851)	¥ (506,053)	¥ 8,000
Beginning balance, shares at Sep. 30, 2016 | shares			255,549,510	344,450,490
Capital contribution	9,803			¥ 3				3	9,800
Capital contribution, shares | shares				40,000,000
Share-based compensation	775				¥ 775			775
Deemed dividend accretion	(58,763)				(775)		(57,988)	(58,763)
Net loss	(245,440)						(245,475)	(245,475)	35
Foreign currency translation adjustments	(2,838)					¥ (2,838)		(2,838)
Ending balance at Sep. 30, 2017	(794,516)		¥ 35,777	¥ 24		(2,838)	(845,314)	(812,351)	17,835
Ending balance, shares at Sep. 30, 2017 | shares			255,549,510	384,450,490
Capital contribution	3			¥ 3				3
Capital contribution, shares | shares				46,000,000
Share-based compensation	2,252				2,252			2,252
Deemed dividend accretion	(135,545)				(2,252)		(133,293)	(135,545)
Net loss	(499,922)						(499,859)	(499,859)	(63)
Foreign currency translation adjustments	4,551					4,551		4,551
Ending balance at Sep. 30, 2018	(1,423,177)		¥ 35,777	¥ 27		1,713	(1,478,466)	(1,440,949)	17,772
Ending balance, shares at Sep. 30, 2018 | shares			255,549,510	430,450,490
Acquisition of noncontrolling interests	(8,000)								(8,000)
Share-based compensation	8,173				8,173			8,173
Deemed dividend accretion	(307,389)	$ (43,005)			¥ (8,173)		(299,216)	(307,389)
Net loss	(498,337)	(69,718)					(498,242)	(498,242)	(95)
Foreign currency translation adjustments	(7,621)	(1,066)				(7,621)		(7,621)
Ending balance at Sep. 30, 2019	¥ (2,236,351)	$ (312,878)	¥ 35,777	¥ 27		¥ (5,908)	¥ (2,275,924)	¥ (2,246,028)	¥ 9,677
Ending balance, shares at Sep. 30, 2019 | shares			255,549,510	430,450,490